Inventories (Details) - CAD ($)	Aug. 31, 2023	Aug. 31, 2022
Inventories
Raw materials	$ 1,553,501	$ 1,709,368
Work-in-process	369,753	75,170
Finished goods	522,300	309,238
Total current inventories	$ 2,445,554	$ 2,093,776